Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Changes in Goodwill
The changes in Goodwill during the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024

	(in millions of yen)
Balance at beginning of fiscal year	92,695	92,695	92,928
Goodwill acquired (1)	—	233	66,980
Foreign exchange translation	—	—	4,550
Balance at end of fiscal year	92,695	92,928	164,458

Gross amount of goodwill (2)	161,993	163,209	235,563
Accumulated impairment losses	69,298	70,281	71,105

Notes:
(1)	For the fiscal year ended March 31, 2024, Goodwill acquired is entirely related to the acquisition of Greenhill & Co., Inc.
(2)	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 30 “Business segment information.”

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets at March 31, 2023 and 2024:

	2023			2024
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	130,124	94,777	35,347	135,866	102,231	33,636
Other	2,883	1,408	1,475	7,696	3,641	4,055

Total	133,007	96,185	36,822	143,562	105,871	37,690

Intangible assets not subject to amortization:
Total	7,859	—	7,859	7,293	—	7,293

Total	140,866	96,185	44,681	150,855	105,871	44,984

Note:
Customer relationships were mainly acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Estimated Aggregate Amortization Expense in Respect of Intangible Assets
The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2025	8,825
2026	7,211
2027	6,492
2028	3,526
2029	3,098